Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Basic and Diluted Earning Per Share

The components of basic and diluted losses per share are as follows:

	2013		2014		2015
	(In millions of Korean Won, except per share data)
Net loss available for common shareholders (A)	~~W~~	(18,588)	~~W~~	(20,907)	~~W~~	(16,965)
Weighted average outstanding shares of common shares (B)		6,948,900		6,948,900		6,948,900

Loss per share Basic and diluted (A/B)	~~W~~	(2,675)	~~W~~	(3,009)	~~W~~	(2,441)